Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (7,799,529)	$ (8,338,807)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	85,855	159,040
Stock-based compensation	1,139,247	131,732
Gain on disposal of asset	(31,356)
Gain on forgiveness of Paycheck Protection Program Notes	(1,602,936)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(476,452)	33,774
Accounts payable	39,255	(43,335)
Accrued expenses and other current liabilities	3,496	137,535
Net cash used in operating activities	(8,642,419)	(7,920,061)
Cash flows from investing activities
Purchase of property and equipment	(62,204)
Disposal of assets	42,189
Net cash used in investing activities	(20,015)
Cash flows from financing activities
Proceeds from issuance of common stock upon initial public offering, net of offering costs	23,295,890
Proceeds from Paycheck Protection Program Notes	892,115	695,078
Proceeds from exercise of stock options	14,220	623
Net cash provided by financing activities	24,202,225	695,701
Net increase/(decrease) in cash and cash equivalents and restricted cash	15,539,791	(7,224,360)
Cash and cash equivalents and restricted cash, beginning of year	6,456,190	13,680,550
Cash and cash equivalents and restricted cash, end of year	21,995,981	6,456,190
Supplemental disclosure of cash flow:
Cash paid during the year for taxes	16,719	$ 10,813
Supplemental disclosure of non-cash financing activities:
The Company’s Paycheck Protection Program Note was forgiven by the SBA in the amount of $1,602,936.